DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Business Combination (Details) - USD ($)						12 Months Ended
	Jun. 09, 2021	Feb. 10, 2021	Sep. 30, 2020	Jun. 19, 2020	Jun. 09, 2020	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Number of shares issued						5,749,800
Aggregate gross proceeds						$ 56,060,550
Options exercisable		3,560,541
Options exercise price		$ 5.61
Amount Deposited into Trust Account				$ 7,647,960
Aggregate proceeds held in Trust Account				58,647,960
Transaction Costs				4,010,359
Underwriting fees				1,437,450
Deferred underwriting fees				2,012,430
Amount held in operating bank accounts						$ 57,732	$ 0
Other offering costs				$ 560,479
Private Unit | Forecast Plan
Subsidiary, Sale of Stock [Line Items]
Per unit price	$ 10.00
RSUs
Subsidiary, Sale of Stock [Line Items]
Terminated Playboy RSU		2,045,634
RSUs | Private Unit
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of units					$ 3,215,000
PIPE Investment
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			5,000,000
Issue price			$ 10.00
Aggregate gross proceeds			$ 50,000,000
IPO
Subsidiary, Sale of Stock [Line Items]
Per unit price					$ 10.20
Proceeds from sale of units					$ 51,000,000
IPO | Public Shares
Subsidiary, Sale of Stock [Line Items]
Number of units issued					5,000,000
Per unit price					$ 10.00
Proceeds from sale of units					$ 50,000,000
IPO | Private Unit
Subsidiary, Sale of Stock [Line Items]
Number of units issued					321,500
Per unit price					$ 10.00
Over allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued				749,800
Per unit price				$ 10.00
Proceeds from sale of units				$ 7,498,000
Underwriting discount				$ 187,450
Over allotment option | Forecast Plan
Subsidiary, Sale of Stock [Line Items]
Per unit price	$ 0.10
Over allotment option | Minimum | Forecast Plan
Subsidiary, Sale of Stock [Line Items]
Amount Deposited into Trust Account	$ 500,000
Over allotment option | Maximum | Forecast Plan
Subsidiary, Sale of Stock [Line Items]
Amount Deposited into Trust Account	575,000
Amount Deposited into Trust Account, Conditional	$ 575,000
Over allotment option | Private Unit
Subsidiary, Sale of Stock [Line Items]
Number of units issued				33,741
Per unit price				$ 10.00
Proceeds from sale of units				$ 337,410
Playboy Enterprises, Inc.
Subsidiary, Sale of Stock [Line Items]
Aggregate consideration		$ 381,300,000
Shares issued		23,920,000
Issue price of a share		$ 10.00
Share consideration		$ 142,100,000
Playboy Enterprises, Inc. | Playboy existing shareholders
Subsidiary, Sale of Stock [Line Items]
Shares issued		20,916,812